Loan and Lease Receivables - Summary of Changes in Accretable Yield for Acquired Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Beginning balance	$ 37,619	$ 35,663	$ 36,868	$ 43,915	$ 43,915	$ 68,238
Accretion to interest income	(8,165)	(5,859)	(24,768)	(20,071)	(26,208)	(35,547)
Reclassification from nonaccretable difference	6,901	1,777	24,255	7,737	12,245	11,224
Ending balance	$ 36,355	$ 31,581	$ 36,355	$ 31,581	$ 36,868	$ 43,915